PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
14. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	2016	2017
	December 31	June 30
	RMB	RMB
Buildings	1,429,839,237	1,519,113,426
Machinery and equipment	4,886,493,031	5,920,888,491
Motor vehicles	34,434,859	36,377,796
Furniture, fixture and office equipment	136,797,799	189,426,311
	6,487,564,926	7,665,806,024
Less: Accumulated depreciation	(2,028,991,593)	(2,249,631,170)
Less: Impairment	(51,439,373)	(42,049,651)
Subtotal	4,407,133,960	5,374,125,203
Construction in progress	331,547,393	510,968,886
Property, plant and equipment, net	4,738,681,353	5,885,094,089

Depreciation expenses were RMB224,138,559 and RMB275,121,309 for the six months ended June 30, 2016 and June 30, 2017, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

For the six months ended June 30, 2016 and June 30, 2017, the Group recorded impairment of RMB99,327,548 and nil related to the retirement of certain equipment in production lines that had become obsolete.

As of December 31, 2016 and June 30, 2017, certain property, plant and equipment with net book value amounting of RMB1,899,053,100 and RMB1,568,479,398 are pledged as collateral for the Group’s borrowings (Note 21).